Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.2%
3,097	iShares 20+ Year Treasury Bond ETF	$329,428	1.0
3,793	iShares Russell 2000 ETF	676,671	2.1
40,346	Vanguard FTSE Developed Markets ETF	1,822,429	5.6
825	Vanguard Mid-Cap ETF	174,009	0.5

	Total Exchange-Traded Funds
	(Cost $2,740,933)	3,002,537	9.2

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 90.8%
38,741	Voya Intermediate Bond Fund - Class R6	338,981	1.0
178,599	Voya Large Cap Value Portfolio - Class R6	955,503	2.9
250,367	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,268,327	6.9
300,397	Voya Multi-Manager International Equity Fund - Class I	2,868,791	8.8
298,495	Voya Multi-Manager International Factors Fund - Class I	2,596,909	8.0
86,078	Voya Multi-Manager Mid Cap Value Fund - Class I	755,764	2.3
31,035	(1) Voya Russell Large Cap Growth Index Portfolio Class I	1,649,516	5.1
12,724	(1) Voya Small Cap Growth Fund - Class R6	446,622	1.4
54,358	Voya Small Company Fund - Class R6	722,960	2.2
650,192	Voya U.S. Stock Index Portfolio - Class I	11,020,762	33.7
63,124	VY® Invesco Comstock Portfolio - Class I	1,319,925	4.0
93,645	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,475,972	7.6
86,953	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	804,316	2.5
21,140	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,452,333	4.4

	Total Mutual Funds
	(Cost $30,761,018)	29,676,681	90.8

	Total Investments in Securities (Cost $33,501,951)	$32,679,218	100.0
	Assets in Excess of Other Liabilities	10,475	0.0
	Net Assets	$32,689,693	100.0

(1)	Non-income producing security.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,002,537	$–	$–	$3,002,537
Mutual Funds	29,676,681	–	–	29,676,681
Total Investments, at fair value	$32,679,218	$–	$–	$32,679,218

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$498,748	$528,509	$(701,015)	$12,739	$338,981	$4,250	$(8,257)	$-
Voya Large Cap Value Portfolio - Class R6	995,110	89,147	(413,385)	284,631	955,503	-	(256,477)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,056,897	531,591	(716,127)	395,966	2,268,327	-	(289,167)	-
Voya Multi-Manager International Equity Fund - Class I	3,084,168	302,765	(1,119,365)	601,223	2,868,791	-	(363,223)	-
Voya Multi-Manager International Factors Fund - Class I	2,748,756	275,350	(770,732)	343,535	2,596,909	-	(136,955)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	824,930	70,047	(181,577)	42,364	755,764	-	(36,180)	-
Voya Russell Large Cap Growth Index - Class I	-	1,508,342	(10,484)	151,658	1,649,516	-	577	-
Voya Small Cap Growth Fund - Class R6	499,637	55,830	(142,232)	33,387	446,622	-	3,294	-
Voya Small Company Fund - Class R6	845,997	88,430	(252,668)	41,201	722,960	-	(361)	-
Voya U.S. Stock Index Portfolio - Class I	11,005,584	985,592	(2,006,104)	1,035,690	11,020,762	-	(237,613)	-
VY® Invesco Comstock Portfolio - Class I	1,412,823	128,943	(205,380)	(16,461)	1,319,925	-	16,906	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,533,909	226,341	(479,635)	195,357	2,475,972	-	(41,915)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	819,041	81,664	(289,173)	192,784	804,316	-	(127,219)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,465,556	233,329	(905,356)	658,804	1,452,333	-	(424,800)	-
	$28,791,156	$5,105,880	$(8,193,233)	$3,972,878	$29,676,681	$4,250	$(1,901,390)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $35,027,985.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$514,724
Gross Unrealized Depreciation	(2,863,491)
Net Unrealized Depreciation	$(2,348,767)